Note 3 - Debt Securities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Marketable Securities [Table Text Block]
	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Fair
	Amortized Cost	Gains	Losses	Value
U.S. Treasury and other U.S. government agencies	$7,353	—	856	6,497
U.S. Government-sponsored enterprises (GSEs)	177,261	—	32,049	145,212
Mortgage-backed securities	518,727	1	74,290	444,438
Asset-backed securities	47,538	—	2,288	45,250
Corporate bonds	2,500	—	97	2,403
Obligations of states and political subdivisions	218,936	—	39,924	179,012
	$972,315	1	149,504	822,812
	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Fair
	Amortized Cost	Gains	Losses	Value
U.S. Treasury and other U.S. government agencies	$7,320	—	99	7,221
U.S. Government-sponsored enterprises (GSEs)	163,700	20	4,490	159,230
Mortgage-backed securities	465,588	2,726	6,537	461,777
Asset-backed securities	46,583	213	83	46,713
Corporate bonds	2,500	75	—	2,575
Obligations of states and political subdivisions	220,444	2,611	2,986	220,069
	$906,135	5,645	14,195	897,585

Investments Classified by Contractual Maturity Date [Table Text Block]
	In Thousands
Securities Available-For-Sale	Amortized Cost	Fair Value
Due in one year or less	$5,078	4,930
Due after one year through five years	79,925	71,315
Due after five years through ten years	270,747	226,085
Due after ten years	616,565	520,482
	$972,315	822,812

Schedule of Realized Gain (Loss) [Table Text Block]
	In Thousands
	2022	2021	2020
Gross proceeds	$42,728	39,652	54,870
Gross realized gains	$—	137	901
Gross realized losses	(1,620)	(109)	(19)
Net realized gains (losses)	$(1,620)	28	882

Schedule of Unrealized Loss on Investments [Table Text Block]
	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2022	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Treasury and other U.S. government agencies	$—	$—	—	$6,497	$856	3	$6,497	$856
U.S. Government-sponsored enterprises (GSEs)	9,747	872	4	135,465	31,177	54	145,212	32,049
Mortgage-backed securities	148,441	14,601	113	295,431	59,689	136	443,872	74,290
Asset-backed securities	35,276	1,607	21	9,974	681	11	45,250	2,288
Corporate bonds	2,403	97	1	—	—	—	2,403	97
Obligations of states and political subdivisions	58,567	6,056	76	120,445	33,868	128	179,012	39,924
	$254,434	$23,233	215	$567,812	$126,271	332	$822,246	$149,504
	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2021	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Treasury and other U.S. government agencies	$7,221	$99	3	$—	$—	—	$7,221	$99
U.S. Government-sponsored enterprises (GSEs)	110,981	2,466	33	45,725	2,024	19	156,706	4,490
Mortgage-backed securities	317,211	4,644	96	54,692	1,893	33	371,903	6,537
Asset-backed securities	17,945	67	9	484	16	1	18,429	83
Corporate bonds	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	83,510	1,460	74	36,225	1,526	32	119,735	2,986
	$536,868	$8,736	215	$137,126	$5,459	85	$673,994	$14,195